Financial Risk Management and Financial Instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	€ 1,695	$ 473	£ 653	$ 405	kr 1,352	kr 2,322	$ 56	€ 1,538	$ 402	£ 570	$ 335	kr 1,238	kr 2,053	$ 67
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		274	379	239	809	1,384	32		226	328	194	739	1,221	38
Cost of Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		$ 199	£ 274	$ 166	kr 543	kr 938	$ 24		$ 176	£ 242	$ 141	kr 499	kr 832	$ 29